RELATED PARTY TRANSACTIONS (Details) shares in Millions	1 Months Ended
Jan. 31, 2026 shares
Hafnia Limited | Common Class A Shares
RELATED PARTY TRANSACTIONS
Number of shares acquired (in shares)	14.2